ASSETS HELD FOR SALE AND INVENTORIES (Details 2) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Assets held for sale		$ 212,487	$ 133,050
Impairment		(1,946)	(2,190)
Non-current assets held for sale [member]
Assets held for sale		212,487	133,050
Non-current assets held for sale [member] | Colombia [Member]
Assets held for sale		16,740	36,175
Non-current assets held for sale [member] | Panama [Member]
Assets held for sale		16,571	19,490
Non-current assets held for sale [member] | El Salvador [Member]
Assets held for sale		2,586	1,096
Non-current assets held for sale [member] | Guatemala [Member]
Assets held for sale		859	886
Non-current assets held for sale [member] | Others [Member]
Assets held for sale		175,731	75,403
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member]
Assets held for sale		23,854	20,671
Cost		24,820	21,130
Impairment		(966)	(459)
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member] | Colombia [Member]
Assets held for sale		8,346	3,862
Cost		8,431	4,031
Impairment		(85)	(169)
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member] | Panama [Member]
Assets held for sale		12,257	15,036
Cost		12,859	15,160
Impairment		(602)	(124)
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member] | El Salvador [Member]
Assets held for sale		2,586	1,096
Cost		2,645	1,114
Impairment		(59)	(18)
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member] | Guatemala [Member]
Assets held for sale		665	677
Cost		885	825
Impairment		(220)	(148)
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member] | Others [Member]
Assets held for sale		0	0
Cost		0	0
Impairment		0	0
Machinery [member] | Non-current assets held for sale [member]
Assets held for sale		11,500	9,466
Cost		12,433	9,923
Impairment		(933)	(457)
Machinery [member] | Non-current assets held for sale [member] | Colombia [Member]
Assets held for sale		8,099	3,726
Cost		8,972	3,871
Impairment		(873)	(145)
Machinery [member] | Non-current assets held for sale [member] | Panama [Member]
Assets held for sale		3,362	2,361
Cost		3,422	2,671
Impairment		(60)	(310)
Machinery [member] | Non-current assets held for sale [member] | El Salvador [Member]
Assets held for sale		0	0
Cost		0	0
Impairment		0	0
Machinery [member] | Non-current assets held for sale [member] | Guatemala [Member]
Assets held for sale		39	24
Cost		39	26
Impairment		0	(2)
Machinery [member] | Non-current assets held for sale [member] | Others [Member]
Assets held for sale		0	3,355
Cost		0	3,355
Impairment		0	0
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member]
Assets held for sale		1,402	102,913
Cost		1,449	104,187
Impairment		(47)	(1,274)
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member] | Colombia [Member]
Assets held for sale		295	28,587
Cost		295	29,861
Impairment		0	(1,274)
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member] | Panama [Member]
Assets held for sale		952	2,093
Cost		952	2,093
Impairment		0	0
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member] | El Salvador [Member]
Assets held for sale		0	0
Cost		0	0
Impairment		0	0
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member] | Guatemala [Member]
Assets held for sale		155	185
Cost		178	185
Impairment		(23)	0
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member] | Others [Member]
Assets held for sale		0	72,048
Cost		24	72,048
Impairment		(24)	$ 0
Investments held for sale [Member] | El Salvador [Member]
Assets held for sale		0
Cost	[1]	0
Impairment		0
Investments held for sale [Member] | Guatemala [Member]
Assets held for sale		0
Cost	[1]	0
Impairment		0
Investments held for sale [Member] | Others [Member]
Assets held for sale		18,413
Cost	[1]	18,413
Impairment		0
Investments held for sale [Member] | Non-current assets held for sale [member]
Assets held for sale		18,413
Cost	[1]	18,413
Impairment		0
Investments held for sale [Member] | Non-current assets held for sale [member] | Colombia [Member]
Assets held for sale		0
Cost	[1]	0
Impairment		0
Investments held for sale [Member] | Non-current assets held for sale [member] | Panama [Member]
Assets held for sale		0
Cost	[1]	0
Impairment		0
Assets related to investments held for sale [Member] | El Salvador [Member]
Assets held for sale		0
Cost	[2]	0
Impairment		0
Assets related to investments held for sale [Member] | Guatemala [Member]
Assets held for sale		0
Cost	[2]	0
Impairment		0
Assets related to investments held for sale [Member] | Others [Member]
Assets held for sale		157,318
Cost	[2]	157,318
Impairment		0
Assets related to investments held for sale [Member] | Non-current assets held for sale [member]
Assets held for sale		157,318
Cost	[2]	157,318
Impairment		0
Assets related to investments held for sale [Member] | Non-current assets held for sale [member] | Colombia [Member]
Assets held for sale		0
Cost	[2]	0
Impairment		0
Assets related to investments held for sale [Member] | Non-current assets held for sale [member] | Panama [Member]
Assets held for sale		0
Cost	[2]	0
Impairment		$ 0

[1]	In December 2017, the administration launched the execution of a sale plan for the investments associated with Avefarma S.A.S, Glassfarma Tech S.A.S. and Panamerican Pharmaceutical Holding Inc., for this reason the investments are presented as "non-current assets held for sale". According to the sales plan, the sale is expected to occur before the end of year 2018.
[2]	These assets corresponded to Arrendamiento Operativo CIB S.A.C.; Capital Investments SAFI S.A. and FiduPerú S.A. Sociedad Fiduciaria.